American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2023

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 96.0%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	11,747,440	11,678,637
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	36,138,190	38,725,238
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	39,552,900	39,447,977
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	35,067,813	34,626,327
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	45,993,090	45,206,760
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	156,053,223	151,485,726
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	170,310,140	164,246,540
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	96,643,635	93,644,993
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	121,880,708	117,213,356
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	129,079,596	124,562,545
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	107,450,464	102,294,175
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	35,934,920	34,247,085
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26(1)	213,562,363	202,842,963
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	59,855,440	56,894,059
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	315,261,293	296,316,343
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	12,576,000	11,953,217
U.S. Treasury Inflation Indexed Notes, 1.625%, 10/15/27	35,827,905	35,566,650
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	92,289,840	87,357,677
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	140,693,180	137,075,104
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	22,672,490	21,705,472
TOTAL U.S. TREASURY SECURITIES (Cost $1,902,308,310)		1,807,090,844
CORPORATE BONDS — 0.9%
Automobiles — 0.2%
General Motors Financial Co., Inc., 5.40%, 4/6/26	3,000,000	3,020,001
Banks — 0.6%
Bank of America Corp., VRN, 5.93%, 9/15/27	5,050,000	5,155,064
Bank of America Corp., VRN, 4.95%, 7/22/28	1,465,000	1,465,464
Bank of Montreal, 5.27%, 12/11/26	1,230,000	1,247,478
Barclays PLC, VRN, 7.39%, 11/2/28	4,180,000	4,469,687
		12,337,693
Insurance — 0.1%
GA Global Funding Trust, 0.80%, 9/13/24(2)	2,800,000	2,691,864
TOTAL CORPORATE BONDS (Cost $17,926,744)		18,049,558
ASSET-BACKED SECURITIES — 0.9%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A, SEQ, 2.94%, 5/25/29(2)	892,927	871,200
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	246,856	239,476
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(2)	3,931,073	3,477,460
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(2)	7,825,000	7,056,703
Tricon Residential Trust, Series 2022-SFR1, Class D, 4.75%, 4/17/39(2)	6,000,000	5,672,806
TOTAL ASSET-BACKED SECURITIES (Cost $18,677,843)		17,317,645
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.84%, (3-month SOFR plus 2.46%), 8/14/30(2)	4,625,000	4,650,269
GoldenTree Loan Opportunities X Ltd., Series 2015-10A, Class BR, VRN, 7.33%, (3-month SOFR plus 1.91%), 7/20/31(2)	3,650,000	3,669,323
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.92%, (1-month SOFR plus 1.56%), 10/16/36(2)	3,141,000	3,005,246
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.65%, (1-month SOFR plus 2.30%), 6/17/37(2)	3,596,713	3,593,072
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR, VRN, 7.86%, (3-month SOFR plus 2.46%), 7/15/31(2)	2,250,000	2,229,222
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,206,756)		17,147,132

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.48%, (1-month SOFR plus 2.11%), 9/15/36(2)	3,600,000	3,449,729
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 7.01%, (1-month SOFR plus 1.65%), 5/15/36(2)	5,726,753	5,709,484
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.33%, (1-month SOFR plus 2.96%), 7/15/38(2)	2,995,409	2,945,096
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(2)	3,358,000	3,012,895
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,594,794)		15,117,204
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations — 0.2%
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 6.34%, (30-day average SOFR plus 1.00%), 9/25/31(2)	1,092,395	1,090,191
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 4.05%, 6/25/36	158,860	107,638
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,444,857	2,845,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	39,424	34,609
		4,078,159
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.67%, 9/25/45	562,171	553,587
FNMA, Series 2014-C02, Class 2M2, VRN, 8.05%, (30-day average SOFR plus 2.71%), 5/25/24	504,277	507,666
		1,061,253
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,613,513)		5,139,412
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	276,762	276,762
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $704,070), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $690,012)		689,606
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 1/31/30, valued at $8,439,483), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $8,278,882)		8,274,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.375% - 2.25%, 4/30/24 - 7/31/27, valued at $700,989), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $691,407)		691,000
		9,654,606
TOTAL SHORT-TERM INVESTMENTS (Cost $9,931,368)		9,931,368
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,987,259,328)		1,889,793,163
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,657,686)
TOTAL NET ASSETS — 100.0%		$1,883,135,477

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	817	March 2024	$168,231,789	$1,587,727
U.S. Treasury 5-Year Notes	2,566	March 2024	279,112,642	5,908,825
			$447,344,431	$7,496,552
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	$669	$5,676,899	$5,677,568
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	669	5,669,410	5,670,079
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	5,505,124	5,505,794
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	585	2,754,268	2,754,853
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	5,429,811	5,430,481
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	3,774,487	3,773,747
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(715)	3,076,794	3,076,079
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	2,757,159	2,756,467
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	5,014,383	5,013,535
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(864)	5,825,732	5,824,868
CPURNSA	Receive	2.46%	3/15/25	$25,000,000	352	91,287	91,639
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	598	2,141,883	2,142,481
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	2,082,232	2,082,854
CPURNSA	Receive	2.42%	2/2/28	$85,000,000	833	171,172	172,005
CPURNSA	Receive	2.64%	8/2/28	$78,000,000	1,038	(850,244)	(849,206)
					$2,847	$49,120,397	$49,123,244

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $12,535,978.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $56,209,757, which represented 3.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,807,090,844	—
Corporate Bonds	—	18,049,558	—
Asset-Backed Securities	—	17,317,645	—
Collateralized Loan Obligations	—	17,147,132	—
Commercial Mortgage-Backed Securities	—	15,117,204	—
Collateralized Mortgage Obligations	—	5,139,412	—
Short-Term Investments	$276,762	9,654,606	—
	$276,762	$1,889,516,401	—
Other Financial Instruments
Futures Contracts	$7,496,552	—	—
Swap Agreements	—	$49,972,450	—
	$7,496,552	$49,972,450	—
Liabilities
Other Financial Instruments
Swap Agreements	—	$849,206	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.